DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
DEFERRED REVENUES
Schedule of Deferred revenues

	2021	2020
Deferred revenues on maintenance contracts	1,624	1,761
Deferred revenue on RPP	315	255
Deferred revenue on sale of devices	114	135
Deferred revenue on extension of warranty, included in sales contracts	740	782
Deferred revenue on treatment probe lease and other	1,055	693
Total	3,848	3,627
Less long term portion	(440)	(926)
Current portion	3,408	2,701

Schedule of Deferred revenue on extension of warranty

December 31,
2021
2022	350
2023	260
2024	82
2025	43
2026	5
Total	740

Components of deferred revenue on extension of warranty

Total
Balance as of December 31, 2019	837
New extension of warranty	206
Recognition of revenue	(261)
Balance as of December 31, 2020	782
New extension of warranty	256
Recognition of revenue	(298)
Balance as of December 31, 2021	740